FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of fair value, assets and liabilities measured on recurring basis
The following table represents the Company’s assets and liabilities measured at fair value on a recurring basis and the basis for that measurement according to the levels in the fair value hierarchy in ASC Topic 820, “Fair Value Measurement.”

	December 31, 2021
	Total	Level 1	Level 2	Level 3
Non-employee Warrants	$17,210	$8,100	$9,110	$—
Non-employee Earnouts	21,466	—	—	21,466

	$38,676	$8,100	$9,110	$21,466

Schedule of level 3 activity measured on a recurring basis	The following table summarizes the Level 3 activity measured on a recurring basis.

Balance, December 31, 2020	$—
Initial valuation of the Non-employee Earnout liability	68,412
Mark-to-market (gain) on Non-employee Earnout liability	(46,946)

Balance, December 31, 2021	$21,466

Schedule of remeasuring the fair value of outstanding non-employee earnout shares liabilities
The following table presents the assumptions used for the initial measurement of the Earnouts (both employee and non-employee)
on September 20, 2021 and to remeasure the fair value of outstanding
Non-employee
Earnouts liabilities as of December 31, 2021.

	September 20, 2021	December 31, 2021
Expected term (in years)	5.00	4.72
Stock price	$11.20	$4.50
Expected stock price volatility	35.0%	65.0%
Risk-free interest rate	0.8%	1.2%
Expected dividends	—%	—%
Fair Value (per Earnout)	$8.94	$2.80